Document And Entity Information	12 Months Ended
Mar. 31, 2017 USD ($) shares
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND IV LP
Entity Central Index Key	0000913778
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding | shares	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float | $	$ 0